Subsequent Events - Narrative (Details) $ / shares in Units, shares in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Feb. 03, 2020 USD ($)	Jan. 27, 2020 USD ($) $ / shares	Jan. 18, 2019 shares	Oct. 12, 2018 shares
Subsequent Event [Line Items]
Investment Owned, Balance, Shares | shares		4.4					5.4	54.1
Stock Repurchase Program, Authorized Amount		$ 50,000,000
Gain (Loss) on sale of assets		37,289,000		$ 17,701,000
Period of time charter rates			5 years
Guarantor Obligations, Maximum Exposure, Undiscounted		2,000,000
Gain (Loss) on Investments		$ 114,716,000	$ (7,719,000)
Subsequent Event
Subsequent Event [Line Items]
Dividends Payable, Amount Per Share | $ / shares						$ 0.02
Sale Leaseback Transaction, Net Proceeds, Financing Activities	$ 33,600,000
Payments for vessels held for sale	53,500,000
Effect on Future Cash Flows, Amount	18,300,000
Gain (Loss) on sale of assets	16,400,000
Guarantor Obligations, Maximum Exposure, Undiscounted						$ 1,000,000
Sale Leaseback Transaction, Gross Proceeds, Financing Activities	62,800,000
Line of Credit Facility, Capacity Available for Specific Purpose Other than for Trade Purchases					$ 4,500,000
Deferred financing costs expected to be written off	$ 300,000
Percent change in fair value of equity investment	100.00%
Gain (Loss) on Investments	$ 89,100,000
Ultramax pool [Member] | Subsequent Event
Subsequent Event [Line Items]
Number of Assets sale leaseback					2
Ultramax
Subsequent Event [Line Items]
Vessels time charter-in		1
Kamsarmax pool [Member] | Subsequent Event
Subsequent Event [Line Items]
Number of Assets sale leaseback					1
SBI Lynx [Member] | Subsequent Event
Subsequent Event [Line Items]
Bareboat charter agreement time period	12
SBI Cronos | Subsequent Event
Subsequent Event [Line Items]
Bareboat charter agreement time period	9
SBI Achilles | Subsequent Event
Subsequent Event [Line Items]
Bareboat charter agreement time period	10